Schedule I - Condensed Statements of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	$ 14,778	$ 14,798
Total non-current assets	20,685	24,069
Current assets
Deposits, prepayments and deferred expenses	1,176	4,827
Financial assets at FVTPL	19,067	23,744
Cash and cash equivalents	32,675	46,740	$ 130,645	$ 38,487
Total current assets	55,790	99,368
Total assets	76,475	123,437
Current liabilities
Other payables and accruals	11,675	11,401
Financial liabilities arising from unvested restricted shares	68	1,647
Total current liabilities	12,357	13,556
Net current assets	43,433	85,812
Total assets less current liabilities	64,118	109,881
Non-current liabilities
Convertible preferred shares	511,861	322,215
Total non-current liabilities	512,238	322,743
Net liabilities	448,120
Equity
Share capital	41	40
Treasury shares	(68)	(1,647)	(3,252)	(322)
Share premium	12,279	11,888
Reserves	14,228	12,292
Accumulated losses	(474,600)	(235,435)
Total equity	(448,120)	(212,862)	(127,933)	(60,722)
Separate [Member]
Non-current assets
Intangible assets	1,778	1,798
Amount due from subsidiaries	70,560	70,682
Total non-current assets	72,338	72,480
Current assets
Deposits, prepayments and deferred expenses		2,812
Financial assets at FVTPL	19,067	23,744
Cash and cash equivalents	6,001	32,861	$ 73,621	$ 28,755
Total current assets	25,068	59,417
Total assets	97,406	131,897
Current liabilities
Other payables and accruals	2,986	4,690
Financial liabilities arising from unvested restricted shares	68	1,647
Total current liabilities	3,054	6,337
Net current assets	22,014	53,080
Total assets less current liabilities	94,352	125,560
Non-current liabilities
Convertible preferred shares	511,861	322,215
Deficit in subsidiaries	30,611	16,207
Total non-current liabilities	542,472	338,422
Net liabilities	(448,120)	(212,862)
Equity
Share capital	41	40
Treasury shares	(68)	(1,647)
Share premium	12,279	11,888
Reserves	14,228	12,292
Accumulated losses	(474,600)	(235,435)
Total equity	$ (448,120)	$ (212,862)